Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

June 30, 2008

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:         Legg Mason Partners Income Trust, on behalf of its series Legg Mason Partners Adjustable Rate Income Fund (File Nos. 2-96408 and 811-04254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland business trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 109 to the registration statement of the Trust (the “Amendment”) relating to Legg Mason Partners Adjustable Rate Income Fund (the “Fund”), a series of the Trust, on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act for the purpose of adding Class FI and Class R shares to the Fund. In addition, the Amendment is undergoing an annual update. The Amendment is to be effective on the 60th day following the date of this filing.

Please call Barry Hurwitz at (617) 951-8267 or the undersigned at (617) 951-8029 with any comments or questions relating to the Amendment.

Sincerely,

/s/ Michelle R. Cirillo

Michelle R. Cirillo